Other Long-Term Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Liabilities, Other than Long-term Debt, Noncurrent [Abstract]
Deferred taxes and other tax liabilities	$ 188.6	$ 233.3
Operating lease liabilities	53.1	59.7
Deferred compensation	22.1	25.8
Pension and other post-retirement obligations	26.3	25.3
Long-term workers' compensation	18.8	12.9
Other	35.7	10.6
Other long-term liabilities	$ 344.6	$ 367.6